Members’ Capital	12 Months Ended
Oct. 31, 2018
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Members’ Capital

14.	Members’ Capital

The Company is authorized to issue up to 20,000 common units, up to 750 Seed Round Preferred Units and up to 3,000 Incentive Units.

The following table summarizes the common unit activities for the periods ended October 31, 2018 and October 31, 2017:

			Number of
			Seed
	Number of	Number of	Round
	Common	Incentive	Preferred	Member’s
	Units	Units	Units	Capital
Balance, October 31, 2016 (date of inception)	-	-	-	$-
Issued for cash proceeds (i)	7,000	-	-	100
Balance, October 31, 2017	7,000	-	-	100
Issued pursuant to conversion of promissory notes	1,854	-	-	2,152,134
Issued for cash proceeds	191	-	733	1,525,345
Issued as employee compensation (ii)	-	300	-	-
Issued to service providers	1,500	-	-	1,049,595
Issuance costs	-	-	-	(25,401)
Balance, October 31, 2018	10,545	300	733	$4,701,773

i)	During the period ended October 31, 2017, the Company issued 7,000 common units to the Company’s CEO and President for proceeds of $100.

ii)	On November 27, 2017, the Company issued 300 Incentive Units to an employee of the Company.

iii)	Effective December 11, 2017, the Company entered into a Seed Round Preferred Unit Subscription Agreement whereby the Company will issue up to 621 Seed Round Preferred Units (the “Units”) at a purchase price of $1,773.05 per Unit. Under the Agreement the Company issued 253 Units for total proceeds of $448,581. Each Unit will have one vote per unit and will be subject to automatic conversion into common units rounded to the nearest whole common unit, at the then effective conversion rate immediately prior to the closing of a public event. The conversion rate shall be determined by dividing the original issue price for a single Unit by the conversion price effective at the time of conversion. The Conversion price will change upon the occurrence of an event which changes the number of outstanding and issued common units at the time of conversion.

iv)	Effective December 11, 2017, the Company entered into a Seed Round Preferred Unit Subscription Agreement whereby the Company will issue up to 621 Seed Round Preferred Units (the “Units”) at a purchase price of $1,773.05 per Unit. Under the Agreement the Company issued 56 Units for a total purchase price of $99,291. Each Unit will have one vote per unit and will be subject to automatic conversion into common units rounded to the nearest whole common unit, at the then effective conversion rate immediately prior to the closing of a public event. The conversion rate shall be determined by dividing the original issue price for a single Unit by the conversion price effective at the time of conversion. The Conversion price will change upon the occurrence of an event which changes the number of outstanding and issued common units at the time of conversion.

v)	Effective December 11, 2017, the Company entered into a Seed Round Preferred Unit Subscription Agreement whereby the Company will issue up to 621 Seed Round Preferred Units (the “Units”) at a purchase price of $1,773.05 per Unit. Under the Agreement the Company issued 139 Units for a total purchase price of $246,454. Each Unit will have one vote per unit and will be subject to automatic conversion into common units rounded to the nearest whole common unit, at the then effective conversion rate immediately prior to the closing of a public event. The conversion rate shall be determined by dividing the original issue price for a single Unit by the conversion price effective at the time of conversion. The Conversion price will change upon the occurrence of an event which changes the number of outstanding and issued common units at the time of conversion.

vi)	Effective December 15, 2017, the Company entered into a Seed Round Preferred Unit Subscription Agreement whereby the Company will issue up to 621 Seed Round Preferred Units (the “Units”) at a purchase price of $1,773.05 per Unit. Under the Agreement the Company issued 3 Units for a total purchase price of $5,319. Each Unit will have one vote per unit and will be subject to automatic conversion into common units rounded to the nearest whole common unit, at the then conversion rate immediately prior to the closing of a public event. The conversion rate shall be determined by dividing the original issue price for a single Unit by the conversion price effective at the time of conversion. The conversion price will change upon the occurrence of an event which changes the number of outstanding and issued common units at the time of conversion.

vii)	Effective January 5, 2018, the Company entered into a Seed Round Preferred Unit Subscription Agreement whereby the Company will issue up to 621 Seed Round Preferred Units (the “Units”) at a purchase price of $1,773.05 per Unit. Under the Agreement the Company issued 170 Units for a total purchase price of $301,418. Each Unit will have one vote per unit and will be subject to automatic conversion into common units rounded to the nearest whole common unit, at the then conversion rate immediately prior to the closing of a public event. The conversion rate shall be determined by dividing the original issue price for a single Unit by the conversion price effective at the time of conversion. The conversion price will change upon the occurrence of an event which changes the number of outstanding and issued common units at the time of conversion.

viii)	Effective January 26, 2018, the holder of a convertible promissory note converted the original principal amount of $50,000 and all accrued and unpaid interest of $6,458 into 34 uncertified common units of the Company.

ix)	Effective January 31, 2018, the holder of a note payable assigned 100% principal and accrued and unpaid interest to a limited liability company (the "Entity"), which is wholly owned by the holder. Through the execution of the assignment agreement, the terms within, the Entity converted the original principal amount of $100,000 and all accrued and unpaid interest of $25,000 into 74.8 uncertified common units of the Company.

x)	Effective January 31, 2018, the holder of two convertible promissory notes in the original principal amount of $100,000 took the following actions:

(i)	Received a return of principal of $50,000 from one of the convertible promissory notes.

(ii)	Extended the maturity date of the continuing convertible promissory note for the principal amount of $50,000 to August 1, 2018 with a coupon interest rate of 30% per annum. All principal and accrued and unpaid interest, shall become due on the earlier of a) August 1, 2018 or b) the occurrence of a change of control of the Company; and

(iii)	Converted the original principal of the second convertible promissory note and accrued and unpaid interest of $50,000 into 89.8 uncertified common units of the Company.

xi)	Effective February 9, 2018, the Company entered into a Seed Round Preferred Unit Subscription Agreement whereby the Company will issue up to 750 Seed Round Preferred Units (the “Units”) at a purchase price of $1,773.05 per Unit. Under the Agreement the Company issued 56 Units for a total purchase price of $99,291. Each Unit will have one vote per unit and will be subject to automatic conversion into common units rounded to the nearest whole common unit, at the then effective conversion rate immediately prior to the closing of a public event. The conversion rate shall be determined by dividing the original issue price for a single Unit by the conversion price effective at the time of conversion. The conversion price will change upon the occurrence of an event which changes the number of outstanding and issued common units at the time of conversion.

xii)	Effective February 9, 2018, the Company entered into a Seed Round Preferred Unit Subscription Agreement whereby the Company will issue up to 750 Seed Round Preferred Units (the “Units”) at a purchase price of $1,773.05 per Unit. Under the Agreement the Company issued 56 Units for a total purchase price of $99,291. Each Unit will have one vote per unit and will be subject to automatic conversion into common units rounded to the nearest whole common unit, at the then effective conversion rate immediately prior to the closing of a public event. The conversion rate shall be determined by dividing the original issue price for a single Unit by the conversion price effective at the time of conversion. The conversion price will change upon the occurrence of an event which changes the number of outstanding and issued common units at the time of conversion.

xiii)	Effective March 1, 2018, the Company issued 750 common units to the Company’s CFO/general counsel and 750 common units to the Company’s marketing consultant. The fair value of these units was estimated to be $1,049,595 and has been expensed as unit-based compensation expense.

xiv)	Effective March 31, 2018, the holder of a convertible promissory note converted the original principal amount of $250,000 and all accrued and unpaid interest of $46,250 into 332.4 uncertified common units of the Company.

xv)	Effective June 1, 2018, the holder of a convertible promissory note converted the original principal amount of $637,775 and all accrued and unpaid interest of $146,157 into 922.70 uncertified common units of the Company.

xvi)	Effective June 1, 2018, the holder of a convertible promissory note converted the original principal amount of $300,000 into 285.70 uncertified common units of the Company.

xvii)	Between June 13, 2018 and June 15, 2018, the Company issued 190.8 common units of the Company for proceeds of $225,000.

xviii)	Effective June 15, 2018, the holder of a convertible promissory note converted the original principal amount of $100,000 and all accrued and unpaid interest of $20,465 into 115 uncertified common units of the Company.